Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Disclosure In Tabular Form Of Allowances For Credit Losses And Provision For Credit Losses (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure in Tabular Form of Allowances for Credit Losses and Provision for Credit Losses [Abstract]
Net investment in leases, provision for credit loss		¥ 3,064	¥ 1,678	¥ 1,577
Installment loans, provision for credit loss		17,588	10,808	7,026
Subtotal in the above table, provision for credit loss		20,652	12,486	8,603
Other financial assets measured at amortized cost, provision for credit loss		311	194	1,213
Total in the above table, provision for credit loss		20,963	12,680	9,816
Off-balance sheet credit exposures, provision for credit loss	[1]	(440)	(4,542)	(4,449)
Available-for-sale debt securities, provision for credit loss	[2]	445	(21)	21
Amount reported on the consolidated financial statements, provision for credit loss		¥ 20,968	¥ 8,117	¥ 5,388

[1]	The allowance for off-balance sheet credit exposure were ¥22,120 million, ¥17,843 million and ¥5,116 million as of March 31, 2022, 2023 and 2024, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”
[2]	The allowance for available-for-sale debt securities were ¥153 million ¥144 million and ¥634 million as of March 31, 2022, 2023 and 2024, respectively, and the amounts are recorded as a reduction in “Investments in securities” on the consolidated balance sheets. For further information, see Note 9 “Investment in Securities.”